Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 50	€ 36	€ 74
Post-employment benefit expense, defined contribution plans	400	375	366
Post-employment benefits costs, pre-tax	449	411	440
Included in income from operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	39	28	59
Post-employment benefit expense, defined contribution plans	400	368	358
Included in financial expense [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 10	8	13
Included in discontinued operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans		1	1
Post-employment benefit expense, defined contribution plans		€ 7	€ 8